CONSOLIDATED STATEMENTS OF CASH FLOWS - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Cash generated from operations	₩ 37,220	₩ 42,571	₩ 28,189
Interest received	1,605	680	554
Interest paid	(277)
Income taxes paid	(12,177)	(7,279)	(2,607)
Net cash inflow from operating activities	26,371	35,972	26,136
Cash flows from investing activities
Proceeds from lease deposits			7
Decrease(Increase) in short‑term financial instruments	(30,000)	13,000	(500)
Decrease(Increase) in other non-current financial assets	(274)
Decrease(Increase) in other current assets		3	3
Proceeds from disposal of property and equipment	71	69	2
Proceeds from disposal of other intangible assets	20
Payment of lease deposits	(2,644)		(430)
Purchase of property and equipment	(983)	(1,141)	(899)
Purchase of other intangible assets	(1,360)	(1,108)	(1,165)
Net cash inflow(outflow) in investing activities	(32,526)	10,823	(2,982)
Cash flows from financing activities
Repayment of lease liabilities	(2,034)	(197)
Proceeds from capital contribution from non-controlling interests	359
Payment of share issuance cost	(11)
Net cash outflow in financing activities	(1,686)	(197)
Effect of exchange rate changes on cash and cash equivalents	1,218	358	(779)
Net increase (decrease) in cash and cash equivalents	(6,623)	46,956	22,375
Cash and cash equivalents at beginning of the year	86,051	39,095	16,720
Cash and cash equivalents at end of the year	₩ 79,428	₩ 86,051	₩ 39,095